Note 18 - Antidilutive Employee Stock Options and Detachable Warrants (Details) - Predecessor [Member] shares in Millions	8 Months Ended
Aug. 31, 2013 shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	47.0
Unvested Share-based Awards [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	7.0
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	40.0